Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Prepaid Expenses
Prepaid Insurance	$ 6,924	$ 5,486
Other	2,695	2,220
Prepaid expenses	9,619	7,706
Other Current Assets
Fuel Tax Receivable	1,249	1,142
Accrued Revenue	3,696	698
Other	3,539	1,639
Other current assets	8,484	3,479
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	8,711	5,111
Dividends Payable	14,255	10,765
Insurance	7,532	5,475
Wages and Benefits	6,237	5,809
Class B Shares	7,217	5,222
Taxes Payable	1,335	2,905
Other	3,395	4,126
Accrued expenses and other current liabilities	$ 48,682	$ 39,413